UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22072

The Cushing MLP Total Return Fund
(Exact name of registrant as specified in charter)

3300 Oak Lawn Avenue Suite 650
Dallas, TX 75219
(Address of principal executive offices) (Zip code)

Jerry V. Swank
3300 Oak Lawn Avenue Suite 650
Dallas, TX 75219
(Name and address of agent for service)

214-692-6334
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 28, 2010

Item 1. Schedule of Investments.

The Cushing MLP Total Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	February 28, 2010

	Shares	Fair Value
Master Limited Partnerships and Related Companies - United States - 125.6% (1)
Coal - 13.1% (1)
Alliance Holdings GP, L.P.	100,000	$2,872,000
Natural Resource Partners, L.P.	150,000	3,843,000
Penn Virginia GP Holdings, L.P.	100,000	1,754,000
Penn Virginia Resource Partners, L.P.	100,000	2,309,000
		10,778,000
Crude/Natural Gas Production - 14.7% (1)
Encore Energy Partners, L.P.	155,000	3,166,650
EV Energy Partners, L.P.	75,000	2,316,750
Legacy Reserves, L.P.	75,000	1,587,000
Linn Energy, LLC	100,000	2,635,000
Vanguard Natural Resources, LLC	100,000	2,446,000
		12,151,400
Crude/Refined Products Pipelines and Storage - 24.9% (1)
Enbridge Energy Partners, L.P.	50,000	2,561,000
Genesis Energy, L.P.	200,000	3,964,000
Magellan Midstream Partners, L.P.	125,000	5,655,000
NuStar GP Holdings, LLC	50,000	1,401,000
Plains All American Pipeline, L.P.	75,000	4,155,750
TransMontaigne Partners, L.P.	100,000	2,760,000
		20,496,750
Natural Gas/Natural Gas Liquid Pipelines and Storage - 36.8% (1)
Boardwalk Pipeline Partners, L.P.	100,000	2,994,000
Cheniere Energy Partners, L.P.	150,000	2,250,000
Energy Transfer Equity, L.P.	130,000	4,201,600
Energy Transfer Partners, L.P.	50,000	2,314,000
Enterprise GP Holdings, L.P.	60,000	2,462,400
Enterprise Products Partners, L.P.	150,000	4,914,000
ONEOK Partners, L.P.	75,000	4,548,750
TC Pipelines, L.P.	75,000	2,767,500
Williams Partners, L.P.	100,000	3,884,000
		30,336,250
Natural Gas Gathering/Processing - 19.0% (1)
Copano Energy, LLC	100,000	2,380,000
MarkWest Energy Partners, L.P.	175,000	5,176,500
Regency Energy Partners, L.P.	175,000	3,717,000
Targa Resources Partners, L.P.	175,000	4,375,000
		15,648,500
Propane - 12.7% (1)
Inergy, L.P.	175,000	6,321,000
Inergy Holdings, L.P.	60,000	4,186,200
		10,507,200
Shipping - 4.4% (1)
Navios Maritime Partners, L.P.	50,000	786,500
Teekay Offshore Partners, L.P.	150,000	2,818,500
		3,605,000
Total Master Limited Partnerships and Related Companies (Cost $73,267,855)		103,523,100
	Principal
	Amount
Senior Notes - United States - 14.1% (1)
Natural Gas/Natural Gas Liquids Pipelines and Storage - 0.4% (1)
El Paso Corp., 7.420%, due 02/15/2037	$375,000	344,141

Natural Gas Gathering/Processing - 13.7% (1)
Atlas Pipeline Partners, L.P., 8.750%, due 06/15/2018	3,500,000	3,290,000
Copano Energy, LLC, 8.125%, due 03/01/2016	2,000,000	2,025,000
Markwest Energy Partners, L.P., 6.875%, due 11/01/2014	2,000,000	1,950,000
Markwest Energy Partners, L.P., 8.750%, due 04/15/2018	1,000,000	1,017,500
Regency Energy Partners, L.P., 9.375%, due 06/01/2016 (2)	2,000,000	2,120,000
Targa Resources Partners, L.P., 8.250%, due 07/01/2016	200,000	202,000
Targa Resources Partners, L.P., 11.250%, due 07/15/2017 (2)	600,000	669,000
		11,273,500

Total Senior Notes (Cost $10,689,199)		11,617,641

Exchange-Traded Note - United States - 1.8% (1)
JPMorgan Alerian MLP Index ETN	50,000	1,478,500
Total Exchange-Traded Note (Cost $1,480,203)		1,478,500

Short-Term Investments - United States - Investment Companies - 0.0% (1)	Shares
AIM Short-Term Treasury Portfolio Fund - Institutional Class	3,207	3,207
Fidelity Government Portfolio Fund - Institutional Class	3,206	3,206
First American Treasury Obligations Fund - Class A	3,206	3,206
First American Treasury Obligations Fund - Class Y	3,206	3,206
First American Treasury Obligations Fund - Class Z	3,206	3,206
Total Short-Term Investments (Cost $16,031)		16,031

Total Investments - 141.5% (1) (Cost $85,453,288)		116,635,272
Liabilities in Excess of Other Assets - (41.5)% (1)		(34,234,310)
Total Net Assets Applicable to Common Stockholders - 100.0% (1)		$82,400,962

(1)	Calculated as a percentage of net assets applicable to common stockholders.
(2)	Restricted securities represent a total fair value of $2,789,000, which represents 3.4% of net assets.

Restricted Securities

Certain of the Fund’s investments are 144A securities and are valued as determined in accordance with procedures established by the Board of Trustees.  The table below shows the principal amount, acquisition date, acquisition cost, fair value and percent of net assets which the restricted securities comprise at February 28, 2010.

Investment Security		Principal Amount	Acquisition Date	Acquisition Cost Basis	Market Value	Market Value as Percent of Net Assets	Market Value as Percent of Total Assets
Regency Energy Partners, L.P., 9.375%, due 06/01/2016	Senior Notes	$2,000,000	5/15/2009	$1,893,888	$2,120,000	2.6%	1.7%

Targa Resources Partners, L.P., 11.250%, due 07/15/2017	Senior Notes	$600,000	6/30/2009	$570,410	$669,000	0.8%	0.6%

Totals				$2,464,298	$2,789,000	3.4%	2.3%

Tax Basis

At February 28, 2010, the cost basis of investments for federal income tax purposes was $84,974,443, and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$32,314,196
Gross unrealized depreciation	(653,367)
Net unrealized appreciation	$31,660,829

Fair Value Measurements

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	February 28, 2010	(Level 1)	(Level 2)	(Level 3)
Equity Securities
Master Limited Partnerships and Related Companies (a)	$ 103,523,100	$ 103,523,100	$ -	$ -
Total Equity Securities	103,523,100	103,523,100	-	-
Notes
Senior Notes (a) Exchange-Traded Note	11,617,641 1,478,500	- 1,478,500	11,617,641 -	- -
Total Notes	13,096,141	1,478,500	11,617,641	-
Other
Short-Term Investments	16,031	16,031	-	-
Total Other	16,031	16,031	-	-
Total	$ 116,635,272	$ 105,017,631	$ 11,617,641	$ -
(a) All other industry classifications are identified in the Schedule of Investments.

Derivative Financial Instruments

The Fund has adopted enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund occasionally engages in equity option trading as a source of protection against a broad market decline, therefore, the primary risk of this strategy is fluctuation in pricing of these positions. The Fund did not hold any option contracts as of February 28, 2010.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Cushing MLP Total Return Fund

By (Signature and Title)   /s/ Jerry V. Swank
Jerry V. Swank, President

Date   March 31, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Jerry V. Swank
Jerry V. Swank, President

Date   March 31, 2010

By (Signature and Title)   /s/ Mark Fordyce
Mark Fordyce, Treasurer

Date   March 31, 2010